NET INCOME (LOSS) PER SHARE - Disclosure of net income (loss) per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Net income (loss)	$ (13,820)	$ 62,118
Weighted average number of common shares outstanding - basic	81,801,575	79,979,320
Dilutive effect of stock options and warrants outstanding	0	674,154
Weighted average number of common shares outstanding - diluted	81,801,575	80,653,474
Basic earnings (loss) per share	$ (0.17)	$ 0.78
Diluted earnings (loss) per share	$ (0.17)	$ 0.77